Other Income (Tables)	12 Months Ended
Dec. 31, 2023
Other Income [Abstarct]
Schedule of Other Income
	2023	2022	2021
	USD	USD	USD

Write off of payables and other provisions (1)	2,701,703	563,841	20,563
Reversal of provisions of shared-based payment reserves (note 20) (2)	536,366	2,214,795	-
Other non-operating income	4,528	46,738	20,856
	3,242,597	2,825,374	41,419
(1)	During the year, the Group has novated most of its contracts related to publishing rights, which resulted in a decrease in its publishing rights provisions taken for previous years by an amount of USD 2,588,564.
(2)	The reduction in provisions of shared-based payment reserves is attributed to the decrease in the fair value of options by USD 536,366 (2022: USD 2,214,795).